Dividends - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Jul. 27, 2018 CNY (¥) ¥ / shares	Jul. 27, 2018 $ / shares	Jul. 21, 2017 CNY (¥) ¥ / shares	Jul. 21, 2017 $ / shares
Disclosure of Dividends [abstract]
Final dividend for financial year 2018 proposed after the end of the reporting period, per share | $ / shares		$ 0.125
Final dividend for financial year 2018 proposed after the end of the reporting period, total	¥ 8,629
Dividends paid, per share | (per share)			¥ 0.093512	$ 0.115000	¥ 0.093043	$ 0.105000
Dividends paid, total			¥ 7,568		¥ 7,530